Assets held for sale	6 Months Ended
Jun. 30, 2023
Assets Held For Sale [Abstract]
Assets held for sale
Note 12 - Assets held for sale
In December 2022, the Group committed to a plan to sell, to a related party, the Chengdu manufacturing plant held by its subsidiary, Polestar New Energy Vehicle Co. Ltd., that was previously used to manufacture the Polestar 1 and special edition Polestar 2 BST 270. Accordingly, the Chengdu plant and certain related assets are presented as a disposal group held for sale. Polestar has initiated selling efforts and expects to close the sale by July 31, 2023. The assets related to the Chengdu Plant that have been classified as held for sale have a net value of $53,094. The cumulative expense related to exchange rate differences from translation of the disposal group that are included in other comprehensive income amount to $4,260. Prior to December 2022, the Group did not hold any assets classified as held for sale.
As of June 30, 2023, the disposal group was stated at the Group's carrying value and was comprised of the following:

Property, plant and equipment	53,080
Other current assets	14
Assets held for sale	$53,094